Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 396,261,887	$ 381,645,650
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	396,261,887	381,645,650
Total | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	354,095,085	335,127,622
Total | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	41,246,521	45,235,246
Total | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	920,281	1,282,782
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	396,261,887	381,645,650
Level 1 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	354,095,085	335,127,622
Level 1 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	41,246,521	45,235,246
Level 1 | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	920,281	1,282,782
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0	$ 0